Financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Fair Value	$ 0	$ 0
Unrealized Gross Losses	486	805
Corporate debt [member]
Disclosure of financial instruments [Line Items]
Unrealized Gross Losses		65
Sovereign debts [Member]
Disclosure of financial instruments [Line Items]
Unrealized Gross Losses	258	740
Less than 12 months [member]
Disclosure of financial instruments [Line Items]
Fair Value	5,147	6,975
Unrealized Gross Losses	35	62
Less than 12 months [member] | Corporate debt [member]
Disclosure of financial instruments [Line Items]
Fair Value		1,805
Unrealized Gross Losses		3
Less than 12 months [member] | Sovereign debts [Member]
Disclosure of financial instruments [Line Items]
Fair Value	5,147	5,170
Unrealized Gross Losses	35	59
12 months or longer [member]
Disclosure of financial instruments [Line Items]
Fair Value	9,616	14,610
Unrealized Gross Losses	223	743
12 months or longer [member] | Corporate debt [member]
Disclosure of financial instruments [Line Items]
Fair Value		3,082
Unrealized Gross Losses		62
12 months or longer [member] | Sovereign debts [Member]
Disclosure of financial instruments [Line Items]
Fair Value	9,616	11,528
Unrealized Gross Losses	223	681
Total [Member]
Disclosure of financial instruments [Line Items]
Fair Value	14,763	21,585
Unrealized Gross Losses	258	805
Total [Member] | Corporate debt [member]
Disclosure of financial instruments [Line Items]
Fair Value		4,887
Unrealized Gross Losses		65
Total [Member] | Sovereign debts [Member]
Disclosure of financial instruments [Line Items]
Fair Value	14,763	16,698
Unrealized Gross Losses	$ 258	$ 740